IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	$ 85,533	$ 95,032
Total reinsured, Guarantee value	4,695	6,868
Total, net of reinsurance, Guarantee value	80,838	88,164
Total gross of reinsurance, Fund value	87,275	86,263
Total reinsured, Fund value	3,699	5,243
Total, net of reinsurance, Fund value	83,576	81,020
Total gross of reinsurance, Amount at risk	7,840	14,689
Total reinsured, Amount at risk	1,150	1,836
Total, net of reinsurance, Amount at risk	6,690	12,853
Guaranteed minimum income benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	4,629	5,264
Total gross of reinsurance, Fund value	3,696	3,675
Total gross of reinsurance, Amount at risk	998	1,593
Guaranteed minimum withdrawal benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	53,355	60,494
Total gross of reinsurance, Fund value	48,031	49,214
Total gross of reinsurance, Amount at risk	6,030	11,388
Guaranteed Minimum Accumulation Benefit 1 [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	17,994	18,611
Total gross of reinsurance, Fund value	18,362	18,720
Total gross of reinsurance, Amount at risk	10	141
Living benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	75,978	84,369
Total reinsured, Guarantee value	3,977	4,515
Total gross of reinsurance, Fund value	70,089	71,609
Total reinsured, Fund value	3,199	3,173
Total gross of reinsurance, Amount at risk	7,038	13,122
Total reinsured, Amount at risk	832	1,343
Death benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Total gross of reinsurance, Guarantee value	9,555	10,663
Total reinsured, Guarantee value	718	2,353
Total gross of reinsurance, Fund value	17,186	14,654
Total reinsured, Fund value	500	2,070
Total gross of reinsurance, Amount at risk	802	1,567
Total reinsured, Amount at risk	$ 318	$ 493